Other Current Assets (Details) - Schedule other current assets are comprised - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule other current assets are comprised [Abstract]
Deposits	$ 57	$ 53	$ 68
Grant receivable			50
Salary deposit	64	65	51
Value added tax (“VAT”) receivable	26	507	166
Total	$ 147	$ 625	$ 335